Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
The Plan
Share-Based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RSUs	496,742	April 1, 2020	$3.51
PSUs	496,742	April 1, 2020	$3.51

Summary of activity

		Weighted
		average
	Number of	exercise price	Weighted average	Aggregate fair
	awards	per share	contractual life	value
RSUs
Outstanding as of January 1, 2020	367,162	—	1.16	5,988
Granted during the period	496,742	—	—	1,744
Vested during the period	(200,863)	—	—	(3,217)
Forfeited during the period	(1,059)	—	—	(17)
Outstanding as of June 30, 2020	661,982	—	2.36	4,498
SARs
Outstanding as of January 1, 2020	2,630,173	14.46	6.53	11,367
Forfeited during the period	(1,085)	—	—	(6)
Expired during the period	(17,326)	—	—	(71)
Outstanding as of June 30, 2020	2,611,762	14.47	6.03	11,290
PSUs
Outstanding as of January 1, 2020	—	—	—	—
Granted during the period	496,742	—	—	1,744
Outstanding as of June 30, 2020	496,742	—	2.75	1,744

GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the period	233,688	—	472
Vested during the period	(37,327)	—	(882)
Outstanding as of June 30, 2020	272,828	2.54	1,380
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the period	233,688	—	472
Vested during the period	(31,105)	—	(734)
Forfeited during the period	(6,222)		(148)
Outstanding as of June 30, 2020	272,828	2.54	1,380